Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	579,456,419.63	29,115
Yield Supplement Overcollateralization Amount 02/28/19	39,693,642.80	0
Receivables Balance 02/28/19	619,150,062.43	29,115
Principal Payments	20,141,177.71	603
Defaulted Receivables	1,212,896.70	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	37,788,003.69	0
Pool Balance at 03/31/19	560,007,984.33	28,465

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.84%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,282,016.25	198
Past Due 61-90 days	1,078,866.07	51
Past Due 91-120 days	204,761.99	9
Past Due 121+ days	0.00	0
Total	5,565,644.31	258

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	770,804.54
Aggregate Net Losses/(Gains) - March 2019	442,092.16
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.86%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	1.26%
Third Prior Net Losses Ratio	0.30%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.50%

Overcollateralization Target Amount	14,840,211.58
Actual Overcollateralization	14,840,211.58
Weighted Average APR	3.02%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	53.63

Flow of Funds	$ Amount

Collections	22,387,721.15
Investment Earnings on Cash Accounts	22,360.20
Servicing Fee	(515,958.39)
Transfer to Collection Account	0.00
Available Funds	21,894,122.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,251,294.94
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,092,840.18
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,840,211.58
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,645,002.59

Total Distributions of Available Funds	21,894,122.96

Servicing Fee	515,958.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 03/15/19	564,100,824.51
Principal Paid	18,933,051.76
Note Balance @ 04/15/19	545,167,772.75

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2
Note Balance @ 03/15/19	195,060,824.51
Principal Paid	18,933,051.76
Note Balance @ 04/15/19	176,127,772.75
Note Factor @ 04/15/19	64.5629666%

Class A-3
Note Balance @ 03/15/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	272,800,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-4
Note Balance @ 03/15/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	71,720,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	24,520,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,316,068.61
Total Principal Paid	18,933,051.76
Total Paid	20,249,120.37

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	417,755.27
Principal Paid	18,933,051.76
Total Paid to A-2 Holders	19,350,807.03

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6392664
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5825965
Total Distribution Amount	25.2218629

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.5313610
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	69.4026824
Total A-2 Distribution Amount	70.9340434

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	216.17
Noteholders' Principal Distributable Amount	783.83

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	2,042,854.72
Investment Earnings	4,077.11
Investment Earnings Paid	(4,077.11)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72